Operating expenses - Disclosure of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 185,433	€ 131,997	€ 69,419
Sales and marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	2,323	1,710	0
Consulting and professional fees	2,699	4,012	0
Other expenses	932	709	0
Operating expenses	€ 5,954	€ 6,431	€ 0